Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Liability For Future Policy Benefit Expected Future Policy Benefit Undiscounted Before Reinsurance (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2025	Mar. 31, 2025
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Expected future gross premiums - Undiscounted	¥ 1,574,161	¥ 1,551,749
Expected future policy benefits and expenses - Undiscounted	2,614,139	2,532,638
Expected future gross premiums - Discounted	1,330,807	1,362,111
Expected future policy benefits and expenses - Discounted	1,284,016	1,511,436
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Expected future gross premiums - Undiscounted	2,398,826	2,456,942
Expected future policy benefits and expenses - Undiscounted	2,544,303	2,552,133
Expected future gross premiums - Discounted	1,819,478	2,003,392
Expected future policy benefits and expenses - Discounted	1,380,958	1,659,960
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Expected future gross premiums - Undiscounted	594,234	617,771
Expected future policy benefits and expenses - Undiscounted	1,309,972	1,288,727
Expected future gross premiums - Discounted	483,039	493,328
Expected future policy benefits and expenses - Discounted	¥ 470,564	¥ 442,939